Trade receivables - Schedule of Allowance for Credit Losses (Details) - Trade receivables - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Individual loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	SFr 8.2	SFr 2.0
Addition	6.1	6.3
Usage	1.1	0.0
Release	(0.2)	(0.0)
Exchange differences	(0.4)	(0.1)
Ending balance	12.6	8.2
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0.9	0.6
Income statement (release) / addition for the year	(0.2)	0.3
Ending balance	SFr 0.7	SFr 0.9